Benefit Plans (Weighted-Average Assumptions to Determine Benefit Obligations) (Details)	Dec. 31, 2012	Dec. 31, 2011
U.S. Plans - Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.05%	4.50%
Rate of compensation increase	3.50%	3.50%
Non-U.S. Plans - Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.38%	3.40%
Rate of compensation increase	2.61%	2.66%